Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Depreciation and amortization rates applicable to each category of equipment on a declining basis are as follows:

Furniture and equipment	20%
Computer equipment	30%